INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Carry forward tax losses	$ 64,090	$ 50,833
Research and development carry forward expenses-temporary differences	1,311	844
Accrual and reserves	849	392
Share based compensation	394	456
Credit tax carry forwards	1,714	0
Lease liabilities	480	214
Total deferred tax assets	68,838	52,739
Deferred tax liabilities:
Right-of-use asset	(470)	(214)
Intangible Assets	(3,015)	0
Property and equipment	(144)	0
Net deferred tax assets	65,209	52,525
Valuation allowance	(65,209)	(52,525)	$ (48,098)	$ (42,941)
Net deferred tax assets	$ 0	$ 0